SECURED CONVERTIBLE NOTE AGREEMENTS (Schedule of Debt) (Details) - USD ($)	Dec. 31, 2015	Jun. 30, 2015	Jun. 30, 2014
Related Party
Convertible notes payable, related, principal	$ 2,997,483	$ 2,997,483	$ 2,997,483
Convertible notes payable, related, unamortized discount	(51,365)	(56,539)	(795,659)
Convertible notes payable, related, net	2,946,118	2,940,944	$ 2,201,824
Convertible line of credit, related, principal	3,265,000	1,375,000
Convertible line of credit, related, unamortized discount	(518,664)	(147,974)
Convertible line of credit, related, net	$ 2,746,336	$ 1,227,026
Less current portion, related, principal
Less current portion, related, unamortized portion
Less current portion, related, net
Convertible and nonconvertible note payable, net of current portion, principal	$ 6,262,483	$ 4,372,483	$ 2,997,483
Convertible and nonconvertible note payable, net of current portion, unamortized discount	(570,029)	(204,513)	(795,659)
Convertible and nonconvertible note payable, net of current portion, net	$ 5,692,454	$ 4,167,970	$ 2,201,824